Document And Entity Information	Aug. 12, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 12, 2025
Entity Registrant Name	CalciMedica, Inc.
Entity Central Index Key	0001534133
Entity Emerging Growth Company	true
Entity File Number	001-39538
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-2120079
Entity Address, Address Line One	505 Coast Boulevard South
Entity Address, Address Line Two	Suite 307
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	(858)
Local Phone Number	952-5500
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	CALC
Security Exchange Name	NASDAQ